Oxy Stock Fund - Fair Value Measurement (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	$ 3,656,429	$ 3,244,537
Oxy Stock Fund
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	519,195	595,401
Total | Oxy Stock Fund
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	509,069	583,387
Total | Common stock | Oxy Stock Fund
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	509,069	583,387
Level 1 | Oxy Stock Fund
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	509,069	583,387
Level 1 | Common stock | Oxy Stock Fund
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	509,069	583,387
NAV | Short-term investment fund | Oxy Stock Fund
EBP, Master Trust [Line Items]
Plan interest in master trust accounts, at fair value	$ 10,126	$ 12,014